Organization and Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization and Significant Accounting Policies
Cash and cash equivalents	$ 125,987	$ 102,891	$ 63,547
Restricted cash	263	452	440
Total cash, cash equivalents and restricted cash	$ 126,250	$ 103,343	$ 63,987